CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues, including sales to related parties of RMB7,848, RMB37,987, and RMB 15,927 for the years ended September 30, 2018, 2019, and 2020 respectively (note 3)		$ 7,711	¥ 52,513	¥ 92,440	¥ 12,927
Cost of revenues		(7,195)	(49,000)	(105,270)	(7,047)
Gross profit(loss)		516	3,513	(12,830)	5,880
Operating expenses
Selling and marketing		(708)	(4,820)	(4,038)	(411)
General and administrative		(8,527)	(58,069)	(27,229)	(32,147)
Research and development		(604)	(4,116)	(13,267)	(27,132)
Impairment of assets		(4,125)	(28,091)	(4,130)	(1,433)
Other income, net | ¥					14,137
Total operating expenses, net		(13,964)	(95,096)	(48,664)	(46,986)
Loss from continuing operations		(13,448)	(91,583)	(61,494)	(41,106)
Interest expense		(851)	(5,796)	(4,677)	(22,781)
Impairment on long-term equity investment		(880)	(5,994)		(2,374)
Rental income		1,122	7,643	4,611	4,154
Loss on termination of business disposal		26	178	0	(90,683)
Other non-operating income (expense)		(982)	(6,687)	(3,583)
Loss before income taxes		(15,039)	(102,417)	(65,143)	(152,790)
Income tax (expense) benefits from continuing operations (note 20)
Income tax (expense) (note 18)		(62)	(425)	(510)
Net loss		(15,101)	(102,842)	(65,653)	(152,790)
Less: Net income (loss) attributable to non-controlling interests		(2,582)	(17,581)	(3,533)	873
Net loss attributable to Origin Agritech Limited		(12,519)	(85,261)	(62,120)	(153,663)
Other comprehensive loss
Net loss		(15,101)	(102,842)	(65,653)	(152,790)
Foreign currency translation difference		201	1,371	(1,640)	(3,315)
Comprehensive loss		(14,900)	(101,471)	(67,294)	(156,105)
Less: Comprehensive income (loss) attributable to non-controlling interests		(2,582)	(17,581)	(3,534)	873
Comprehensive loss attributable to Origin Agritech Limited		$ (12,318)	¥ (83,890)	¥ (63,760)	¥ (156,978)
Basic and diluted net income (loss) per share (note 21)
Basic and diluted net loss per share attributable to Origin Agritech Limited (note 19) | (per share)		$ (2.49)	¥ (16.95)	¥ (14.85)	¥ (50.18)
Shares used in calculating basic and diluted net loss per share* | shares	[1]	5,029,017	5,029,017	4,184,032	3,061,979

[1]	Retrospectively restated for effect of reverse stock split